8 Trade receivables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross		R$ 150,003	R$ 71,217
(-) Allowance for doubtful accounts		(14,763)	(7,537)
Trade receivables, net		135,240	63,680
Current		125,439	58,445
Non-current		9,801	5,235
Tuition Fees [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross		86,798	57,548
Proeducar [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross		1,884	1,882
FIES [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross		17,789	4,576
Others [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross		6,378	7,211
Educational Content [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables, gross	[1]	R$ 37,154

[1]	Related to trade receivables from sales of printed books, e-books and medical courses through digital platform from Medcel Editora and CBB Web, following the corporate reorganization on March 29, 2019.